Investment Objectives and Goals - American Century International Bond Fund	Mar. 01, 2026
EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Debt Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return.
GLOBAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Global Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term total return.